Advances to joint ventures (Tables)	3 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Current portion of advances to joint ventures	$5,730	$6,275
Long-term advances to joint ventures	291	943
Advances/shareholder loans to joint ventures	$6,021	$7,218